Offsetting Financial Assets and Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Offsetting [Abstract]
Derivatives, Gross Amounts of Recognized Liabilities	$ 1,181	$ 1,984
Derivatives, Gross Amounts Offset in the Consolidated Balance Sheet	0	0
Derivatives, Net Amounts of Liabilities Presented in the Consolidated Balance Sheet	1,181	1,984
Derivatives, Financial Instruments	(2,150)	(2,586)
Derivatives, Cash Collateral Pledged	(220)	(220)
Derivatives, Net Amount	(1,189)	(822)
Repurchase agreements, Gross Amounts of Recognized Liabilities	710	517
Repurchase agreements, Gross Amounts Offset in the Consolidated Balance Sheet	0	0
Repurchase agreements, Net Amounts of Liabilities Presented in the Consolidated Balance Sheet	710	517
Repurchase agreements, Financial Instruments	(710)	(517)
Repurchase agreements, Cash Collateral Pledged	0	0
Repurchase agreements, Net Amount	0	0
Total, Gross Amounts of Recognized Liabilities	1,891	2,501
Total, Gross Amounts Offset in the Consolidated Balance Sheet	0	0
Total, Net Amounts of Liabilities Presented in the Consolidated Balance Sheet	1,891	2,501
Total, Financial Instruments	(2,860)	(3,103)
Total, Cash Collateral Pledged	220	220
Total, Net Amount	$ (1,189)	$ (822)